Average Annual Total Returns (Invesco V.I. Mid Cap Core Equity Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Aug. 31, 2001
1 Year	15.08%
5 Years	2.29%
Since Inception	3.09%
Russell Midcap Index
Average Annual Total Returns
Label	Russell Midcap® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Aug. 31, 2001
1 Year	25.48%
5 Years	4.66%
Since Inception	8.04%
Lipper VUF Mid-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper VUF Mid-Cap Core Funds Index:
Inception Date	Aug. 31, 2001
1 Year	24.74%
5 Years	3.97%
Since Inception	7.14%
Series II shares, Invesco V.I. Mid Cap Core Equity Fund
Average Annual Total Returns
Label	Series II shares: Inception (09/10/01)
Inception Date	Sep. 10, 2001
1 Year	13.78%
5 Years	5.03%
Since Inception	7.04%